Segment Reporting - Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	$ 76,472,340	$ 105,695,648
Depreciation of property, plant and equipment	(12,665,993)	(12,656,056)
Interest on borrowings	(16,629,906)	(17,606,995)
Interest on BIA	5,285,479
Interest on lease liabilities	(3,142,114)	(3,086,680)
Asset retirement obligation - accretion expense	(70,291)	(68,040)
Litigation settlement		(55,746,035)
Write-off of other receivables	272,257
Write-off of advances to contractor		(15,006,262)
Write-off of trade accounts receivables		(927,519)
Profit / (loss) for the year	(4,470,236)	48,328,195
Assets of the segment	485,636,610	485,984,047
Consolidated [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	76,472,340	105,695,648
Depreciation of property, plant and equipment	(12,665,993)	(12,656,056)
Interest on borrowings	(16,629,906)	(17,606,995)
Interest on BIA	(5,285,479)
Interest on lease liabilities	(3,142,114)	(3,086,680)
Changes in fair value of derivative financial instruments	(3,349,664)	(3,653,296)
Asset retirement obligation - accretion expense	(70,291)	(68,040)
Litigation settlement		(55,746,035)
Reversal / (provision) of expected credit losses of trade accounts receivables	3,162,470	(18,202,132)
Write-off of other receivables	(272,257)
Write-off of advances to contractor		(15,006,262)
Write-off of trade accounts receivables		(927,519)
Other income	1,792,252
Change in estimated fair value of derivative warrant liability	314,188	3,931,592
Profit / (loss) for the year	4,438,910	(48,328,195)
Assets of the segment	485,636,610	485,984,047
Liabilities of the segment	424,431,203	429,217,550
Other disclosures
Capital expenditures	5,535,296	13,278,355
External Customers [Member] | Consolidated [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	76,472,340	105,695,648
Inter-Segment [Member] | Consolidated [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue
Oil Storage and Related Services [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	76,472,340	105,695,648
Depreciation of property, plant and equipment	(13,147,925)	(13,289,473)
Interest on borrowings	(16,479,569)	(17,424,761)
Interest on BIA	(5,285,479)
Interest on lease liabilities	(3,398,975)	(3,392,118)
Changes in fair value of derivative financial instruments	(3,349,664)	(3,653,296)
Asset retirement obligation - accretion expense	(70,291)	(68,040)
Litigation settlement		(55,746,035)
Reversal / (provision) of expected credit losses of trade accounts receivables	3,162,470	(18,202,132)
Write-off of other receivables	(272,257)
Write-off of advances to contractor		(15,006,262)
Write-off of trade accounts receivables		(927,519)
Other income	1,792,252
Change in estimated fair value of derivative warrant liability	314,188	3,931,592
Profit / (loss) for the year	4,065,138	(48,626,082)
Assets of the segment	557,172,227	559,911,354
Liabilities of the segment	424,782,261	430,135,412
Other disclosures
Capital expenditures	5,535,296	13,278,355
Oil Storage and Related Services [Member] | External Customers [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	76,472,340	105,695,648
Oil Storage and Related Services [Member] | Inter-Segment [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue
Other Operating Segment [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	816,771	884,835
Depreciation of property, plant and equipment	(111,032)	(111,032)
Interest on borrowings	(150,337)	(182,234)
Interest on BIA
Interest on lease liabilities
Changes in fair value of derivative financial instruments
Asset retirement obligation - accretion expense
Litigation settlement
Reversal / (provision) of expected credit losses of trade accounts receivables
Write-off of other receivables
Write-off of advances to contractor
Write-off of trade accounts receivables
Other income
Change in estimated fair value of derivative warrant liability
Profit / (loss) for the year	340,718	65,830
Assets of the segment	3,519,788	3,371,209
Liabilities of the segment	1,864,299	1,846,198
Other disclosures
Capital expenditures
Other Operating Segment [Member] | External Customers [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue
Other Operating Segment [Member] | Inter-Segment [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	816,771	884,835
Adjustments and Eliminations [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	(816,771)	(884,835)
Depreciation of property, plant and equipment	592,964	744,449
Interest on borrowings
Interest on BIA
Interest on lease liabilities	256,861	305,438
Changes in fair value of derivative financial instruments
Asset retirement obligation - accretion expense
Litigation settlement
Reversal / (provision) of expected credit losses of trade accounts receivables
Write-off of other receivables
Write-off of advances to contractor
Write-off of trade accounts receivables
Other income
Change in estimated fair value of derivative warrant liability
Profit / (loss) for the year	33,054	232,057
Assets of the segment	(75,055,405)	(77,298,516)
Liabilities of the segment	(2,215,357)	(2,764,060)
Other disclosures
Capital expenditures
Adjustments and Eliminations [Member] | External Customers [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue
Adjustments and Eliminations [Member] | Inter-Segment [Member]
Schedule of Net Profit / (Loss), Assets and Liabilities of Operating Segments [Line Items]
Total Revenue	$ (816,771)	$ (884,835)